Juniata Valley Financial Corp. (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2012
Juniata Valley Financial Corp. (Parent Company Only) [Abstract]
Schedule of Condensed Balance Sheet [Table Text Block]

CONDENSED BALANCE SHEETS
(in thousands)
	December 31,
	2012	2011
ASSETS:
Cash and cash equivalents	$231	$38
Investment in bank subsidiary	45,285	43,798
Investment in unconsolidated subsidiary	4,000	3,796
Investment securities available for sale	954	2,090
Other assets	15	28
TOTAL ASSETS	$50,485	$49,750

LIABILITIES:
Accounts payable and other liabilities	$188	$30

STOCKHOLDERS' EQUITY	50,297	49,720
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$50,485	$49,750

Schedule of Condensed Income Statement [Table Text Block]

CONDENSED STATEMENTS OF INCOME
(in thousands)
	Years Ended December 31,
	2012	2011	2010
INCOME:
Interest and dividends on investment securities available for sale	$41	$44	$40
Dividends from bank subsidiary	2,793	4,217	4,519
Income from unconsolidated subsidiary	249	263	250
Securities impairment charge	-	-	(40)
TOTAL INCOME	3,083	4,524	4,769
EXPENSE:
Non-interest expense	80	140	119
TOTAL EXPENSE	80	140	119
INCOME BEFORE INCOME TAXES AND EQUITY
IN UNDISTRIBUTED NET INCOME OF SUBSIDIARY	3,003	4,384	4,650
Income tax expense	47	36	21
	2,956	4,348	4,629
Undistributed net income of subsidiary	692	332	286
NET INCOME	$3,648	$4,680	$4,915

Schedule of Condensed Cash Flow Statement [Table Text Block]

CONDENSED STATEMENTS OF CASH FLOWS
(in thousands)
	Years Ended December 31,
	2012	2011	2010
Cash flows from operating activities:
Net income	$3,648	$4,680	$4,915
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed net income of subsidiary	(692)	(332)	(286)
Net amortization of securities premiums	2	2	2
Securities impairment charges	-	-	40
Equity in earnings of unconsolidated subsidiary, net of dividends of $45, $29 and $40	(204)	(234)	(210)
Decrease (increase) in other assets	12	2	(1)
Increase in taxes payable	127	68	22
Increase (decrease) in accounts payable and other liabilities	(2)	19	(14)
Net cash provided by operating activities	2,891	4,205	4,468

Cash flows from investing activities:
Purchases of available for sale securities	-	(50)	-
Proceeds from the maturity of available for sale investment securities	1,235	-	-
Proceeds from the maturity of interest bearing time deposits	-	-	75
Net cash provided by (used in) investing activities	1,235	(50)	75

Cash flows from financing activities:
Cash dividends	(3,724)	(3,648)	(3,525)
Purchase of treasury stock	(360)	(589)	(1,476)
Treasury stock issued for dividend reinvestment and employee stock purchase plan	151	66	61
Net cash used in financing activities	(3,933)	(4,171)	(4,940)

Net increase (decrease) in cash and cash equivalents	193	(16)	(397)
Cash and cash equivalents at beginning of year	38	54	451
Cash and cash equivalents at end of year	$231	$38	$54